Investment Objectives and Goals	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Grade Bond Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks total return.
Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Income Bond Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to maximize total return.